Event after the Reporting Period	12 Months Ended
Dec. 31, 2021
Events After Reporting Period [Abstract]
Event after the Reporting Period	Event after the Reporting Period Dividend On February 23, 2022, the Company declared a dividend of $0.18 per share, payable on April 18, 2022, to shareholders of record on March 31, 2022.